Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 4.8%
Entertainment 4.8%
Spotify Technology SA(a)	23,311	5,654,549
Take-Two Interactive Software, Inc.(a)	69,200	11,433,224
Zynga, Inc., Class A(a)	1,035,568	9,444,380
Total		26,532,153
Total Communication Services		26,532,153
Consumer Discretionary 12.9%
Distributors 1.5%
Pool Corp.	25,168	8,419,703
Hotels, Restaurants & Leisure 3.0%
Chipotle Mexican Grill, Inc.(a)	8,669	10,781,722
DraftKings, Inc., Class A(a)	95,500	5,619,220
Total		16,400,942
Household Durables 1.5%
NVR, Inc.(a)	1,985	8,104,993
Specialty Retail 4.6%
AutoZone, Inc.(a)	11,093	13,063,560
Ulta Beauty, Inc.(a)	30,566	6,846,173
Williams-Sonoma, Inc.	63,100	5,706,764
Total		25,616,497
Textiles, Apparel & Luxury Goods 2.3%
lululemon athletica, Inc.(a)	38,315	12,619,812
Total Consumer Discretionary		71,161,947
Consumer Staples 3.0%
Food Products 0.9%
Beyond Meat, Inc.(a)	28,726	4,770,240
Household Products 2.1%
Church & Dwight Co., Inc.	123,250	11,549,757
Total Consumer Staples		16,319,997
Financials 2.1%
Banks 1.1%
SVB Financial Group(a)	25,676	6,178,159
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.0%
MSCI, Inc.	14,900	5,316,022
Total Financials		11,494,181
Health Care 27.5%
Biotechnology 7.2%
Argenx SE, ADR(a)	27,433	7,201,711
BioMarin Pharmaceutical, Inc.(a)	105,000	7,988,400
Exact Sciences Corp.(a)	78,046	7,956,790
Sarepta Therapeutics, Inc.(a)	41,585	5,839,781
Seattle Genetics, Inc.(a)	55,494	10,859,621
Total		39,846,303
Health Care Equipment & Supplies 8.8%
Align Technology, Inc.(a)	28,983	9,487,875
IDEXX Laboratories, Inc.(a)	26,380	10,370,242
Masimo Corp.(a)	40,159	9,479,933
ResMed, Inc.	27,349	4,688,439
STERIS PLC	30,183	5,317,943
West Pharmaceutical Services, Inc.	33,400	9,181,660
Total		48,526,092
Health Care Providers & Services 2.2%
Encompass Health Corp.	102,874	6,684,753
Laboratory Corp. of America Holdings(a)	28,857	5,432,907
Total		12,117,660
Health Care Technology 0.9%
Veeva Systems Inc., Class A(a)	18,256	5,133,405
Life Sciences Tools & Services 6.3%
10X Genomics, Inc., Class A(a)	56,328	7,022,975
Bio-Rad Laboratories, Inc., Class A(a)	11,392	5,872,120
Bio-Techne Corp.	27,814	6,890,362
Mettler-Toledo International, Inc.(a)	9,184	8,869,448
Repligen Corp.(a)	39,014	5,756,126
Total		34,411,031
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.1%
Horizon Therapeutics PLC(a)	92,027	7,148,657
MyoKardia, Inc.(a)	31,887	4,347,155
Total		11,495,812
Total Health Care		151,530,303
Industrials 12.6%
Aerospace & Defense 1.0%
BWX Technologies, Inc.	97,791	5,506,611
Building Products 1.9%
Allegion PLC	60,350	5,969,218
Lennox International, Inc.	17,521	4,776,400
Total		10,745,618
Commercial Services & Supplies 2.7%
Copart, Inc.(a)	74,774	7,863,234
Rollins, Inc.	127,948	6,933,502
Total		14,796,736
Electrical Equipment 1.5%
Generac Holdings, Inc.(a)	41,538	8,043,418
Machinery 3.3%
Donaldson Co., Inc.	112,466	5,220,672
IDEX Corp.	35,044	6,392,376
Toro Co. (The)	79,993	6,715,412
Total		18,328,460
Professional Services 2.2%
CoStar Group, Inc.(a)	14,162	12,016,599
Total Industrials		69,437,442
Information Technology 32.5%
Electronic Equipment, Instruments & Components 4.4%
Amphenol Corp., Class A	77,195	8,357,903
CDW Corp.	88,229	10,546,012
Dolby Laboratories, Inc., Class A	82,500	5,468,100
Total		24,372,015
IT Services 9.1%
Booz Allen Hamilton Holdings Corp.	99,961	8,294,764
EPAM Systems, Inc.(a)	26,420	8,541,058
GoDaddy, Inc., Class A(a)	157,389	11,956,842
Jack Henry & Associates, Inc.	47,461	7,716,684
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a)	38,725	7,932,816
Wix.com Ltd.(a)	22,320	5,688,252
Total		50,130,416
Semiconductors & Semiconductor Equipment 1.5%
Teradyne, Inc.	103,740	8,243,181
Software 17.5%
Alteryx, Inc., Class A(a)	64,570	7,331,923
Anaplan, Inc.(a)	85,218	5,332,942
ANSYS, Inc.(a)	43,065	14,092,160
Blackline, Inc.(a)	67,000	6,005,210
Cadence Design Systems, Inc.(a)	132,220	14,098,619
DocuSign, Inc.(a)	62,657	13,486,293
Elastic NV(a)	93,699	10,109,185
Manhattan Associates, Inc.(a)	69,500	6,636,555
Splunk, Inc.(a)	23,630	4,445,512
Tyler Technologies, Inc.(a)	19,029	6,632,748
Zscaler, Inc.(a)	61,152	8,603,475
Total		96,774,622
Total Information Technology		179,520,234
Materials 2.8%
Chemicals 1.4%
Celanese Corp., Class A	69,312	7,447,574
Containers & Packaging 1.4%
Avery Dennison Corp.	61,552	7,868,808
Total Materials		15,316,382
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.2%
Americold Realty Trust	37,648	1,345,916
Total Real Estate		1,345,916
Total Common Stocks (Cost $436,633,855)		542,658,555

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2020 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	8,513,656	8,512,805
Total Money Market Funds (Cost $8,513,262)		8,512,805
Total Investments in Securities (Cost: $445,147,117)		551,171,360
Other Assets & Liabilities, Net		347,221
Net Assets		551,518,581
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	17,437,134	184,525,831	(193,450,498)	338	8,512,805	(1,743)	89,810	8,513,656
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2020	3